Trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other payables
Trade payables	$ 304,963	$ 350,775
Other payables
Salaries and related payables	22,505	8,392
Provision for annual leave and early retirement (see Note 13(a))	12,913	13,540
Government institutions	12,833	9,169
Accrued interest	7,042	8,621
Accrued expenses	19,664	8,209
Advances from customers and others	7,846	11,171
Payables and other credit balances	11,110	12,540
Other payables	93,913	71,642
Total trade and other payables	$ 398,876	$ 422,417